Estimated Future Scheduled Repayments (Detail)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 388,831,000	[1]
2023	1,452,910,000	[1]
2024	395,784,000	[1]
2025	407,496,000	[1]
2026	471,703,000	[1]
2027 and thereafter	2,264,439,000	[1]
Total Borrowing	5,381,163,000	[1]
Available Borrowing, as Limited by the Borrowing Base	299,494,000	[1]
Current and Available Borrowing, as limited by the Borrowing Base	5,680,657,000	[1]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2023	1,062,858,000
Total Borrowing	1,062,858,000
Available Borrowing, as Limited by the Borrowing Base	299,494,000
Current and Available Borrowing, as limited by the Borrowing Base	1,362,352,000
TL 2019 Term Loan
Debt Instrument [Line Items]
2022	11,285,000
2023	11,686,000
2024	12,102,000
2025	12,532,000
2026	90,973,000
Total Borrowing	138,578,000
Current and Available Borrowing, as limited by the Borrowing Base	138,578,000
TL 2021-1 Term loan
Debt Instrument [Line Items]
2022	5,490,000
2023	5,637,000
2024	5,789,000
2025	5,944,000
2026	6,103,000
2027 and thereafter	36,841,000
Total Borrowing	65,804,000
Current and Available Borrowing, as limited by the Borrowing Base	65,804,000
TL 2021-2 Term Loan
Debt Instrument [Line Items]
2022	14,434,000
2023	14,858,000
2024	15,294,000
2025	15,743,000
2026	16,205,000
2027 and thereafter	130,101,000
Total Borrowing	206,635,000
Current and Available Borrowing, as limited by the Borrowing Base	206,635,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2022	75,345,000	[2]
2023	69,210,000	[2]
2024	70,628,000	[2]
2025	82,028,000	[2]
2026	74,191,000	[2]
2027 and thereafter	702,339,000	[2]
Total Borrowing	1,073,741,000	[2]
Current and Available Borrowing, as limited by the Borrowing Base	1,073,741,000	[2]
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
2022	56,921,000	[3]
2023	57,675,000	[3]
2024	58,419,000	[3]
2025	57,411,000	[3]
2026	51,728,000	[3]
2027 and thereafter	106,040,000	[3]
Total Borrowing	388,194,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	388,194,000	[3]
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
2022	61,149,000	[3]
2023	66,779,000	[3]
2024	69,345,000	[3]
2025	69,631,000	[3]
2026	68,296,000	[3]
2027 and thereafter	200,490,000	[3]
Total Borrowing	535,690,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	535,690,000	[3]
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
2022	20,111,000	[3]
2023	20,111,000	[3]
2024	20,111,000	[3]
2025	20,111,000	[3]
2026	20,111,000	[3]
2027 and thereafter	95,306,000	[3]
Total Borrowing	195,861,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	195,861,000	[3]
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
2022	44,000,000	[3]
2023	44,000,000	[3]
2024	44,000,000	[3]
2025	44,000,000	[3]
2026	44,000,000	[3]
2027 and thereafter	293,333,000	[3]
Total Borrowing	513,333,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	513,333,000	[3]
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
2022	52,096,000	[3]
2023	52,096,000	[3]
2024	52,096,000	[3]
2025	52,096,000	[3]
2026	52,096,000	[3]
2027 and thereafter	355,989,000	[3]
Total Borrowing	616,469,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	616,469,000	[3]
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
2022	48,000,000	[3]
2023	48,000,000	[3]
2024	48,000,000	[3]
2025	48,000,000	[3]
2026	48,000,000	[3]
2027 and thereafter	344,000,000	[3]
Total Borrowing	584,000,000	[3]
Current and Available Borrowing, as limited by the Borrowing Base	$ 584,000,000	[3]

[1]	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $40,030.
[2]	The estimated future scheduled repayments for TMCL II Secured Debt Facility are based on the assumption that the facility will not be extended on its associated conversion date.
[3]	Future scheduled payments for all bonds payable exclude unamortized discounts in an aggregate amount of $613.